Related Parties (Tables)	12 Months Ended
Oct. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties

Balance with related parties

	October 31, 2025	October 31, 2024
Due from related parties
Dingxin Sun(1)	$490	$40,154
Totals	$490	$40,154

Due to related parties
Shandong Dingxin Energy Saving Technology Group Co. Ltd.(2)	$—	$63,222
Totals	$—	$63,222
Name of Related Party	Nature	For The Year Ended October 31, 2025	For The Year Ended October 31, 2024	For The Year Ended October 31, 2023
Shandong Dingxin Energy Saving Technology Group Co. Ltd.(2)	Office Rental	$55,438	$55,668	$53,678
For The Year Ended October 31, 2025
Name of Related Party	Borrowing	Repayment
Dingxin Sun(1)	$—	$—
Totals	$—	$—

	For The Year Ended October 31, 2024
Name of Related Party	Borrowing	Repayment
Dingxin Sun(1)	$—	$(25,468)
Totals	$—	$(25,468)

	For The Year Ended October 31, 2023
Name of Related Party	Borrowing	Repayment
Dingxin Sun(1)	$132,084	$(133,924)
Totals	$132,084	$(133,924)
	For The Year Ended October 31, 2025
Name of Related Party	Lending	Repayment
Dingxin Sun(1)	$—	$39,186
Totals	$—	$39,186

	For The Year Ended October 31, 2024
Name of Related Party	Lending	Repayment
Dingxin Sun(1)	$39,348	$—
Totals	$39,348	$—

	For The Year Ended October 31, 2023
Name of Related Party	Lending	Repayment
Yantai Development Zone Xingshun Petroleum Co. Ltd.(3)	$—	$10,759
Totals	$—	$10,759
(1)	Dingxin Sun: the director of Shandong Dingxin Ecology Environmental Co., Ltd.

(2)	Shandong Dingxin Energy Saving Technology Group Co. Ltd.: the company directly controlled by Dingxin Sun.

(3)	Yantai Development Zone Xingshun Petroleum Co. Ltd.: the company directly controlled by Dingxin Sun. The amount was subsequently settled completely in December 2022.